SIGNIFICANT ACCOUNTING POLICIES - Supplier Concentration (Details) - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Company E
Concentration Risk [Line Items]
Concentration risk, percentage		38.60%
Company F
Concentration Risk [Line Items]
Concentration risk, percentage	13.50%
Company G
Concentration Risk [Line Items]
Concentration risk, percentage	10.50%